Schedule of Investments (unaudited)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	616,630	$65,516,938
Total Investment Companies (Cost: $69,366,326)		65,516,938
Short-Term Securities
Money Market Funds — 47.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(a)(c)(d)	31,974,516	31,984,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	940,000	940,000
Total Short-Term Securities — 47.3% (Cost: $32,924,093)		32,924,109
Total Investments in Securities — 141.4% (Cost: $102,290,419)		98,441,047
Liabilities in Excess of Other Assets — (41.4)%		(28,802,589)
Net Assets — 100.0%		$69,638,458

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,377,116	$—	$(15,387,597)(a)	$(5,292)	$(118)	$31,984,109	31,974,516	$148,247 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	—	(130,000)(a)	—	—	940,000	940,000	18,163	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	98,408,518	8,849,611	(38,452,130)	1,173,372	(4,462,433)	65,516,938	616,630	2,357,768	—
				$1,168,080	$(4,462,551)	$98,441,047		$2,524,178	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/30	USD	170	$5,862	$1	$5,861
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/04/30	USD	300	4,978	2	4,976
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/31	USD	300	4,004	3	4,001

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/32	USD	200	$10,380	$3	$10,377
1-day SOFR, 3.66%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	(192)	794	(986)
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/19/41	USD	200	12,469	4	12,465
3.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/48	USD	200	37,823	6	37,817
2.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/48	USD	100	21,846	2	21,844
3.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/48	USD	100	20,659	2	20,657
2.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/52	USD	200	49,063	6	49,057
2.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/53	USD	100	24,128	3	24,125
								$191,020	$826	$190,194
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.74%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/15/26	USD	1,600	$130,454	$22	$130,432
2.92%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/26	USD	3,000	207,365	40	207,325
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/27	USD	400	7,366	(116)	7,482
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/28	USD	65	1,650	1	1,649
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/06/28	USD	380	7,653	5	7,648
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/05/28	USD	1,600	37,825	21	37,804
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/28	USD	1,150	28,960	15	28,945
2.66%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/01/28	USD	1,000	78,613	19	78,594

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.62%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/28	USD	900	$5,527	$(155)	$5,682
2.96%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/26/28	USD	1,500	82,614	27	82,587
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/28	USD	500	3,119	5	3,114
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/30/28	USD	400	4,145	5	4,140
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/27/29	USD	615	9,200	9	9,191
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/05/29	USD	600	7,448	(431)	7,879
2.86%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/29	USD	1,200	(893)	13	(906)
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/29	USD	1,150	13,382	15	13,367
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/11/29	USD	108	1,126	78	1,048
2.22%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/29	USD	2,000	52,412	(458)	52,870
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/29	USD	300	6,030	(136)	6,166
1.89%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/30	USD	360	69,337	7,109	62,228
1.90%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/30	USD	420	80,587	9	80,578
2.24%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/12/31	USD	2,000	293,837	46	293,791

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/09/31	USD	1,440	$186,643	$34	$186,609
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/07/31	USD	2,000	240,265	47	240,218
2.67%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/19/31	USD	580	55,137	14	55,123
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/02/31	USD	3,000	314,258	2,870	311,388
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/31	USD	600	15,959	(552)	16,511
2.25%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/31	USD	280	8,062	(63)	8,125
2.60%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/30/31	USD	15	1,151	—	1,151
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/32	USD	5,750	93,899	(873)	94,772
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/22/32	USD	1,000	21,961	5,351	16,610
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/12/32	USD	300	3,791	5	3,786
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/32	USD	850	9,149	159	8,990
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/32	USD	350	3,436	6	3,430
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/03/32	USD	600	6,426	11	6,415
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/19/32	USD	110	3,115	2	3,113

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/22/32	USD	454	$6,396	$8	$6,388
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/05/33	USD	45	919	1	918
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/07/33	USD	98	2,315	3	2,312
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/13/33	USD	135	1,972	200	1,772
2.36%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/01/33	USD	1,350	9,106	24	9,082
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/03/34	USD	76	1,561	2	1,559
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/09/34	USD	250	4,214	6	4,208
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/18/34	USD	450	5,602	11	5,591
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/30/34	USD	160	2,133	3	2,130
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/26/34	USD	240	2,934	5	2,929
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/12/34	USD	266	3,764	57	3,707
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/15/34	USD	76	989	2	987
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/19/34	USD	23	259	1	258
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/27/34	USD	550	4,386	13	4,373

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/05/34	USD	273	$1,220	$(278)	$1,498
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/17/34	USD	800	3,094	19	3,075
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/22/34	USD	210	262	5	257
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/11/34	USD	280	1,102	506	596
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/34	USD	445	11,265	(426)	11,691
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/34	USD	140	3,958	7	3,951
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/34	USD	36	683	(22)	705
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/34	USD	518	8,096	12	8,084
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/35	USD	4,070	51,066	(1,687)	52,753
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/35	USD	600	7,924	14	7,910
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/21/35	USD	500	4,033	(91)	4,124
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/22/36	USD	1,000	8,891	23	8,868
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/36	USD	500	4,185	296	3,889
2.62%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/14/36	USD	500	(3,480)	11	(3,491)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/29/36	USD	300	$(724)	$7	$(731)
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/37	USD	3,050	144,429	88	144,341
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/25/37	USD	560	33,292	16	33,276
2.36%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/39	USD	40	851	(78)	929
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/40	USD	910	6,739	(2,096)	8,835
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/41	USD	150	1,372	139	1,233
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/29/41	USD	500	46,353	19	46,334
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/29/41	USD	1,000	85,598	38	85,560
2.38%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/16/41	USD	300	27,833	4	27,829
2.58%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/05/42	USD	1,335	50,395	51	50,344
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/19/42	USD	200	6,951	8	6,943
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/12/44	USD	40	291	93	198
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/44	USD	25	530	(51)	581
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/44	USD	100	1,598	(15)	1,613

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/45	USD	3,000	$22,977	$(3,741)	$26,718
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/10/45	USD	100	1,205	(30)	1,235
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/16/45	USD	100	1,950	4	1,946
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/45	USD	200	1,327	8	1,319
2.40%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/13/46	USD	300	2,536	11	2,525
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/29/46	USD	200	(906)	7	(913)
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/06/46	USD	100	4,321	4	4,317
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/09/46	USD	1,000	48,575	45	48,530
2.32%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/49	USD	70	1,355	(186)	1,541
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/24/49	USD	156	2,849	7	2,842
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/49	USD	300	4,409	(338)	4,747
1.83%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/18/49	USD	418	75,115	(11,789)	86,904
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/50	USD	100	1,928	4	1,924
1.94%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/50	USD	10	1,680	—	1,680

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.95%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/20/50	USD	600	$99,756	$16,729	$83,027
2.23%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/06/51	USD	300	32,271	15	32,256
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/30/51	USD	1,000	59,506	49	59,457
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/02/51	USD	459	26,070	22	26,048
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/53	USD	99	1,664	5	1,659
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/06/53	USD	50	930	3	927
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/03/54	USD	90	711	4	707
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/21/54	USD	92	1,424	(360)	1,784
2.33%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/24/54	USD	10	153	1	152
2.37%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/27/54	USD	29	280	(113)	393
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/07/55	USD	1,170	3,574	(2,214)	5,788
2.34%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/10/55	USD	220	2,788	331	2,457
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/16/55	USD	200	4,239	9	4,230
2.39%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/12/55	USD	120	501	5	496

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/28/55	USD	120	$(381)	$6	$(387)
2.41%	At Termination	US CPI for All Urban Consumers NSA	At Termination	12/04/55	USD	150	(34)	7	(41)
2.35%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/56	USD	250	2,478	12	2,466
2.36%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/08/56	USD	260	2,221	469	1,752
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	05/14/56	USD	250	(2,113)	13	(2,126)
							$3,050,725	$9,101	$3,041,624
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$65,516,938	$—	$—	$65,516,938
Short-Term Securities
Money Market Funds	32,924,109	—	—	32,924,109
	$98,441,047	$—	$—	$98,441,047
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$3,050,219	$—	$3,050,219

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a) (continued)
Interest Rate Contracts	$—	$191,180	$—	$191,180
Liabilities
Inflation Linked Contracts	—	(8,595)	—	(8,595)
Interest Rate Contracts	—	(986)	—	(986)
	$—	$3,231,818	$—	$3,231,818

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate